Label	Element	Value
Global Fixed Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000882381_SupplementTextBlock	Morgan Stanley June 18, 2018 Supplement SUPPLEMENT DATED JUNE 18, 2018 TO THE PROSPECTUSES OF Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2018 and June 8, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Global Fixed Income Opportunities Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser and/or Sub-Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.